UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D

                               ASSET-BACKED ISSUER
             Distribution Report Pursuant to Section 13 or 15(d) of
                       the Securities Exchange Act of 1934

   For the monthly distribution period from August 1, 2007 to August 31, 2007

                    Commission File Number of issuing entity:
                                  333-131211-19

                      GMACM Home Equity Loan Trust 2007-HE1
                (Exact name of issuing entity as specified in its
                                    charter)

                 Commission File Number of depositor: 333-131211

                    Residential Asset Mortgage Products, Inc.
              (Exact name of depositor as specified in its charter)

                               GMAC Mortgage, LLC
               (Exact name of sponsor as specified in its charter)

                     New York                                   None
 (State or other jurisdiction of incorporation or          (I.R.S. Employer
       organization of the issuing entity)                Identification No.)

       c/o GMAC Mortgage, LLC, as Servicer
                 100 Witmer Road                                19044
                Horsham, PA 19044                             (Zip Code)
    (Address of principal executive offices of
                 issuing entity)

                                 (215) 682-1000
                     (Telephone number, including area code)

                                       N/A
           (Former name, former address, if changed since last report)

           Title of Class              Registered/reported pursuant to (check        Name of
                                                        one)                        exchange
                                                                                   (If Section
                                                                                     12(b))
                                        Section       Section    Section 15(d)
                                         12(b)         12(g)
Mortgage Pass Through Certificates,
  Series 2007-HE1, in the classes
          specified herein               [___]         [___]         [ X ]       _______________

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X_ No __

                                       PART I - DISTRIBUTION INFORMATION

ITEM 1 - Distribution and Pool Performance Information.

     The response to Item 1 is set forth in part herein and in part in Exhibit 99.1.

     Introductory and explanatory information regarding the material terms, parties and distributions described herein and in Exhibit 99.1 is included in the Prospectus Supplement relating to the GMACM Home Equity Loan-Backed Term Notes, Series 2007-HE1 (the "Notes") dated March 28, 2007, and related Prospectus dated December 4, 2006 (collectively, the "Prospectus"), of the GMACM Home Equity Loan Trust 2007-HE1 (the "Issuing Entity") filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933. The following classes of Notes were offered under the Prospectus: Class A-1, Class A-2, Class A-3, Class A-4 and Class A-5.

                           PART II - OTHER INFORMATION

ITEM 2 - Legal Proceedings

Nothing to report

ITEM 3 - Sales of Securities and Use of Proceeds.

Nothing to report.

ITEM 4 - Defaults Upon Senior Securities.

Nothing to report.

ITEM 5 - Submission of Matters to a Vote of Security Holders.

Nothing to report.

ITEM 6 - Significant Obligors of Pool Assets.

Inapplicable.

ITEM 7 - Significant Enhancement Provider Information.

Nothing to report.

ITEM 8 - Other Information.

Nothing to report.
ITEM 9 - Exhibits

        (a)    Documents filed as part of this report.

Exhibit 99.1   September 2007 Monthly Statement to Noteholders

                                                  SIGNATURES




     Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.


Dated:  September 25, 2007



                                    GMACM Home Equity Loan Trust 2007-HE1
                                    (Issuing entity)

                                    By:  GMAC Mortgage, LLC, as Servicer


                                            By:  /s/ Jeff Demshock
                                                 Name:   Jeff Demshock
                                                 Title:  Limited Signing Officer

                               EXHIBIT 99.1 -- MONTHLY STATEMENT TO NOTEHOLDERS